Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
C000069418
Account Value [Line Items]
Line Graph and Table Measure Name	Project and Trade Finance Core Fund
Account Value	$ 15,619	$ 14,358	$ 13,205	$ 12,249	$ 12,064	$ 11,504	$ 11,420	$ 10,946	$ 10,649	$ 10,335	$ 10,000
FEDERATED INDEX: Bloomberg Global Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index
Account Value	$ 10,623	10,309	10,258	11,158	11,922	11,390	10,931	10,973	10,258	10,457	10,000
FEDERATED INDEX: ICE BofA US Dollar 1-Month Deposit Offered Rate Constant Maturity Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA US Dollar 1-Month Deposit Offered Rate Constant Maturity Index
Account Value	$ 12,173	$ 11,580	$ 10,986	$ 10,699	$ 10,688	$ 10,659	$ 10,437	$ 10,209	$ 10,081	$ 10,025	$ 10,000